Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net revenues
Gross Profit
Operating expenses:
Marketing expenses	65		446	164,500		705
Research and development	133,770	227,503	516,796	483,755	734,014	419,362
General and administrative	399,812	345,860	1,158,435	769,023	1,274,203	496,367
Total operating expenses	533,647	573,363	1,675,677	1,417,278	2,008,217	916,434
Loss from operations	(533,647)	(573,363)	(1,675,677)	(1,417,278)	(2,008,217)	(916,434)
Other expense:
Impairment of assets					536,047
Interest expense	70	29,095	102	29,095	30,867
Interest expense - debt discount	148,372	49,749	309,226	286,391	368,205
Interest expense - original issuance costs	44,420	13,697	85,875	44,683	61,283	343,156
Total other expense	192,862	92,541	395,203	360,169	996,402	343,156
Loss before income taxes	(726,509)	(665,904)	(2,070,880)	(1,777,447)	(3,004,619)	(1,259,590)
Income taxes
Net loss	$ (726,509)	$ (665,904)	$ (2,070,880)	$ (1,777,447)	$ (3,004,619)	$ (1,259,590)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.05)	$ (0.08)	$ (0.17)
Weighted average number of shares outstanding
Basic and diluted	37,295,803	36,721,651	37,295,803	36,138,191	36,396,585	7,351,272